Derivative Instruments - Asset and Liability Management Derivative Positions of Company (Detail) - Asset and Liability Management Positions [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Notional Value, Assets	$ 27,442	$ 20,217
Fair Value, Assets	201	215
Notional Value, Liabilities	22,818	21,623
Fair Value, Liabilities	286	472
Other Derivatives [Member]
Derivative [Line Items]
Notional Value, Assets	$ 36	58
Fair Value, Assets		$ 4
Derivative Asset Average Remaining Maturity Period	15 days	11 days
Notional Value, Liabilities	$ 662	$ 390
Fair Value, Liabilities	$ 64	$ 48
Derivative Liability Average Remaining Maturity Period	2 years 7 months 6 days	3 years 2 months 12 days
Fair Value Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 3,050	$ 2,750
Fair Value, Assets	$ 73	$ 65
Derivative Asset Average Remaining Maturity Period	4 years 5 months 5 days	5 years 8 months 9 days
Cash Flow Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets		$ 250
Derivative Asset Average Remaining Maturity Period		1 month 28 days
Cash Flow Hedges [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1,772	$ 272
Fair Value, Assets	$ 7	$ 6
Derivative Asset Average Remaining Maturity Period	9 years 2 months 19 days	7 years 9 months 4 days
Notional Value, Liabilities	$ 5,009	$ 5,748
Fair Value, Liabilities	$ 146	$ 315
Derivative Liability Average Remaining Maturity Period	1 year 1 month 17 days	1 year 11 months 9 days
Net Investment Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1,140	$ 1,047
Fair Value, Assets	$ 4	$ 31
Derivative Asset Average Remaining Maturity Period	15 days	15 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 3,733	$ 3,552
Fair Value, Assets	$ 42	$ 14
Derivative Asset Average Remaining Maturity Period	9 years 11 months 23 days	10 years 2 months 19 days
Notional Value, Liabilities	$ 4,748	$ 250
Fair Value, Liabilities	$ 18	$ 1
Derivative Liability Average Remaining Maturity Period	10 years 2 months 5 days	10 years 2 months 19 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 287	$ 15
Fair Value, Assets	$ 2
Derivative Asset Average Remaining Maturity Period	9 years 9 months 26 days	10 years 2 months 19 days
Notional Value, Liabilities	$ 4,158
Fair Value, Liabilities	$ 35
Derivative Liability Average Remaining Maturity Period	9 years 11 months 19 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 3,812	$ 4,839
Fair Value, Assets	$ 17	$ 45
Derivative Asset Average Remaining Maturity Period	26 days	26 days
Notional Value, Liabilities	$ 452	$ 60
Fair Value, Liabilities	$ 1
Derivative Liability Average Remaining Maturity Period	22 days	29 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 3,201	$ 448
Fair Value, Assets	$ 12	$ 10
Derivative Asset Average Remaining Maturity Period	1 month 2 days	1 month 17 days
Notional Value, Liabilities	$ 2,559	$ 6,713
Fair Value, Liabilities	$ 7	$ 62
Derivative Liability Average Remaining Maturity Period	1 month 13 days	1 month 2 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 2,935	$ 2,500
Derivative Asset Average Remaining Maturity Period	22 days	22 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 3,199	$ 2,643
Fair Value, Assets	$ 29	$ 31
Derivative Asset Average Remaining Maturity Period	1 month 6 days	29 days
Notional Value, Liabilities	$ 5	$ 4
Fair Value, Liabilities	$ 1
Derivative Liability Average Remaining Maturity Period	29 days	1 month 10 days
Other Economic Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 3,023	$ 510
Fair Value, Assets	$ 13	$ 3
Derivative Asset Average Remaining Maturity Period	4 days	11 days
Notional Value, Liabilities	$ 2,380	$ 6,176
Fair Value, Liabilities	$ 10	$ 41
Derivative Liability Average Remaining Maturity Period	11 days	7 days
Other Economic Hedges [Member] | Equity Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 62	$ 86
Fair Value, Assets		$ 3
Derivative Asset Average Remaining Maturity Period	5 months 19 days	7 months 6 days
Notional Value, Liabilities	$ 24
Fair Value, Liabilities	$ 1
Derivative Liability Average Remaining Maturity Period	9 months 26 days
Other Economic Hedges [Member] | Credit Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1,192	$ 1,247
Fair Value, Assets	$ 2	$ 3
Derivative Asset Average Remaining Maturity Period	2 years 6 months 29 days	3 years 3 months 15 days
Notional Value, Liabilities	$ 2,821	$ 2,282
Fair Value, Liabilities	$ 3	$ 5
Derivative Liability Average Remaining Maturity Period	2 years 11 months 27 days	2 years 10 months 6 days